DEBT - Senior Notes Narrative (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2018 CAD ($) shares	Dec. 31, 2017 CAD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CAD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CAD ($)	Dec. 31, 2016 CAD ($)
Disclosure of detailed information about borrowings [line items]
Borrowings				$ 422,592		$ 396,901
Borrowings, exchange ratio	90.00%
Settlement of senior notes, net of tax effect	$ 6,145	$ 0
Senior Notes
Disclosure of detailed information about borrowings [line items]
Notional amount			$ 145,800,000		$ 250,000,000
Borrowings				196,000		$ 305,409	$ 324,691
Settlement of senior notes, net of tax effect	$ 6,100
Second Lien Note, Second Lien Refinancing
Disclosure of detailed information about borrowings [line items]
Notional amount			104,200,000	$ 134,100
Surrendered Senior Notes
Disclosure of detailed information about borrowings [line items]
Notional amount			$ 24,100,000.0
Note Exchanges [Member]
Disclosure of detailed information about borrowings [line items]
Number of shares issued for settlement of senior notes | shares	19,900,032
Borrowings, senior notes, discount rate			5.00%	5.00%
Stated interest rate | Senior Notes
Disclosure of detailed information about borrowings [line items]
Interest rate			8.50%	8.50%
Effective interest rate | Senior Notes
Disclosure of detailed information about borrowings [line items]
Interest rate			9.60%	9.60%
Debt issue costs | Senior Notes
Disclosure of detailed information about borrowings [line items]
Borrowings				$ 1,300